Geographic Information (Details) - Schedule of Revenues by Geographical Areas from External Customers - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 4,031,103	$ 2,504,896	$ 2,075,755
Israel [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,054,021	1,311,524	1,600,642
United Kingdom [Member]
Disaggregation of Revenue [Line Items]
Revenues	446,684	836,443	274,325
Australia [Member]
Disaggregation of Revenue [Line Items]
Revenues	469,365
Switzerland [Member]
Disaggregation of Revenue [Line Items]
Revenues			100,580
USA [Member]
Disaggregation of Revenue [Line Items]
Revenues	950	301,990	44,840
Rest of the world [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 60,083	$ 54,939	$ 55,368